                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA 94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:


/s/ David Weitgenant             San Francisco, CA   11/5/2010
------------------------------   -----------------   ---------
        [Signature]                [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                    37
                                                   ----------
Form 13F Information Table Value Total (x$1000):      126,208
                                                   ----------
                                                   (thousands)

List of Other Included Managers: None

                                (See attachment)

                                                 FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                                                         VALUE   SHARES/ SH/  PUT/ INVSTMT  OTHER   ------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN  CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- ------- ---- ---- ------- -------- ---- ------ ------
ACME PACKET INC                COM            004764106     4553  119993 SH        Sole                         119993
AEST, INC                      COM            8V84753         25   12500 SH        Sole                          12500
AKAMAI TECHNOLOGIES INC        COM            00971T101     4431   88293 SH        Sole                          88293
ARUBA NETWORKS INC             COM            043176106     4791  224499 SH        Sole                         224499
AUTOZONE INC                   COM            053332102     4593   20064 SH        Sole                          20064
CHIPOTLE MEXICAN GRILL INC CL  COM            169656105     4581   26635 SH        Sole                          26635
CITIGROUP INC                  COM            172967101       69   17572 SH        Sole                          17572
CITRIX SYSTEMS INC             COM            177376100     4646   68088 SH        Sole                          68088
COMPLETE PRODUCTION SERVICES I COM            20453E109     4437  216955 SH        Sole                         216955
CORE LABORATORIES              COM            N22717107     4615   52424 SH        Sole                          52424
CROSS TIMBERS ROYALTY TRUST TR COM            22757R109      620   17400 SH        Sole                          17400
CUMMINS INC                    COM            231021106     4802   53015 SH        Sole                          53015
DISH NETWORK CORP CL A         COM            25470M109     1028   53500 SH        Sole                          53500
DORCHESTER MINERALS L P        COM            25820R105    10329  384124 SH        Sole                         384124
ECHOSTAR CORPORATION           COM            278768106      202   10610 SH        Sole                          10610
F5 NETWORKS INC                COM            315616102     4751   45762 SH        Sole                          45762
FOSSIL INC                     COM            349882100     4680   87010 SH        Sole                          87010
GREEN MOUNTAIN COFFEE ROASTERS COM            393122106     3997  128138 SH        Sole                         128138
HUGOTON ROYALTY TRUST TEXAS UN COM            444717102     1334   66712 SH        Sole                          66712
ISILON SYSTEMS INC             COM            46432L104     4209  188907 SH        Sole                         188907
KEMET CORP                     COM            488360108      100   30000 SH        Sole                          30000
MERCADOLIBRE INC               COM            58733R102     4421   61255 SH        Sole                          61255
NETEZZA CORP COM               COM            64111N101     5037  186900 SH        Sole                         186900
NETFLIX COM INC                COM            64110L106     4799   29595 SH        Sole                          29595
NORCAL COMMUNITY BANCORP       COM            655484103       40   10125 SH        Sole                          10125
PNC FINANCIAL SVCS GROUP INC   COM            693475105      311    6000 SH        Sole                           6000
PRESIDENT CASINOS INC NEW      COM            740822309       22   75000 SH        Sole                          75000
PRICELINE COM INC COM NEW      COM            741503403     4624   13274 SH        Sole                          13274
RIVERBED TECHNOLOGY INC        COM            768573107     4763  104502 SH        Sole                         104502
SALESFORCE.COM INC             COM            79466L302     4098   36651 SH        Sole                          36651
SAN JUAN BASIN ROYALTY TR-UBI  COM            798241105     2297   92959 SH        Sole                          92959
TRW AUTOMOTIVE HOLDINGS INC    COM            87264S106     5139  123642 SH        Sole                         123642
VALEANT PHARMACEUTICALS INTERN COM            91911K102     2987  119240 SH        Sole                         119240
VERIFONE HOLDINGS              COM            92342Y109     5029  161855 SH        Sole                         161855
VMWARE INC CL A                COM            928563402     4380   51569 SH        Sole                          51569
PIMCO CALIF MUN INCOME FUND    MF             72200N106      284   19895 SH        Sole                          19895
CANADIAN OIL SANDS TR NEW UNIT UIT            13642L100     5184  209447 SH        Sole                         209447